Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Reconciliation of Intangible Assets

Supporting Information

		Other Intangibles
		Customer		Trade
	Goodwill	Relationships [2]	Technology	Names	Other	Total
Useful life range (years)	n/a	3 – 15	3 – 30	10 – 20 ³	1 – 20
Carrying amount – December 31, 2018	11,431	1,554	117	90	449	2,210
Acquisitions (Note 4)	543	173	43	13	115	344
Additions – internally developed	-	-	197	-	2	199
Foreign currency translation and other	12	2	9	18	(25)	4
Impairment	-	-	-	(35)	(33)	(68)
Amortization [1]	-	(145)	(15)	(24)	(77)	(261)
Carrying amount – December 31, 2019	11,986	1,584	351	62	431	2,428
Balance – December 31, 2019 comprised of:
Cost	11,993	1,906	429	92	597	3,024
Accumulated amortization and impairment	(7)	(322)	(78)	(30)	(166)	(596)
Carrying amount – December 31, 2019	11,986	1,584	351	62	431	2,428
Carrying amount – December 31, 2017	97	-	-	-	69	69
Merger impact (Note 4)	11,185	1,708	44	122	474	2,348
Other acquisitions (Note 4)	197	1	-	-	7	8
Additions – internally developed	-	-	79	-	19	98
Disposals	-	-	-	-	(27)	(27)
Foreign currency translation and other	(48)	(20)	1	(4)	(6)	(29)
Amortization [1]	-	(135)	(7)	(28)	(87)	(257)
Carrying amount – December 31, 2018	11,431	1,554	117	90	449	2,210
Balance – December 31, 2018 comprised of:
Cost	11,438	1,691	124	118	586	2,519
Accumulated amortization	(7)	(137)	(7)	(28)	(137)	(309)
Carrying amount – December 31, 2018	11,431	1,554	117	90	449	2,210
1 Amortization of $234 was included in selling expenses during the year ended December 31, 2019 (2018 – $225).
2 The remaining amortization period of customer relationships at December 31, 2019, was approximately 7 years.
3 Certain trade names have indefinite useful lives as there are no regulatory, legal, contractual, cooperative, economic or other factors that limit their useful lives.

Summary of Terminal Growth Rate and Curresponding Breakeven Discount Rate

For each group of CGUs, terminal growth rates and discount rates used were as follows:

	Terminal Growth Rate (%)	Discount Rate (%)
Retail – North America	2.5	7.0
Retail – International [1]	2.0	7.5 - 15.0
Potash	2.5	8.0
Nitrogen	2.0	9.0
1 The discount rates reflect the country risk premium and size for our international groups of CGUs.

Summary of Key Assumptions, Change In Retail Segment Recoverable Amount

. The following table indicates the percentage by which key assumptions would need to change individually for the estimated Retail – North America recoverable amount to be equal to the carrying amount:

	Change Required for Carrying
	Amount to Equal Recoverable	Value Used in Impairment
Key Assumptions	Amount (%)	Model
Terminal growth rate	(0.3)	2.5%
Forecasted EBITDA over forecast period	(4.1)	6,128
Discount rate	0.2	7.0%